NOTE 10. CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 10. CONSTRUCTION IN PROGRESS

Summaries of construction in progress are as follows:

	December 31,
	2012	2011

Construction in progress	$76,669	$—

Construction in progress represented the cost of construction work of the office segment of Kai Yuan Center which had not yet been completed as of December 31, 2012. No depreciation expense is recorded for the construction in progress until the assets are placed in service.